Earnings Per Share - Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of basic net earnings per share to diluted net earnings per share
Net income	$ 430	$ 604	$ 760	$ 1,132	$ 2,087	$ 2,031	$ (879)
Basic weighted-average common shares (in shares)	1,838	1,716	1,777	1,716
Diluted weighted-average common shares (in shares)	1,838	1,716	1,777	1,716
Diluted net income per share (in usd per share)	$ 0.23	$ 0.35	$ 0.43	$ 0.66
Basic net income per share (in usd per share)	$ 0.23	$ 0.35	$ 0.43	$ 0.66